12. WARRANT SUMMARY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 12 - WARRANT SUMMARY

12. WARRANT SUMMARY

Warrant Activity

A summary of warrant activity for the six months ended June 30, 2012 is presented below:

	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (000) $
Outstanding, December 31, 2011	21,757,421	0.18	2.88	–
Granted	10,961,164	0.082
Exercised	(10,961,164)	0.082
Forfeited/Canceled	–	–
Outstanding, June 30, 2012	21,757,421	0.18	2.38	–

Exercisable, June 30, 2012	21,757,421	0.18	2.38	–

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about warrants outstanding and exercisable at June 30, 2012:

Warrants Outstanding and Exercisable

Exercise Price $	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price $
.10 - .11	15,916,785	2.09	0.10
.20 - .30	1,630,000	3.50	0.25
.38-.39	1,330,636	5.07	0.39
.40-.45	2,065,000	1.56	0.42
0.70	815,000	3.50	0.70
	21,757,421

During the six months ended June 30, 2012, the Company issued to Socius 10,961,164 warrants which were exercised immediately through Socius issuing the Company a note receivable as discussed in Note 11.

12.	WARRANT SUMMARY

Warrant Activity

A summary of warrant activity for the year ended December 31, 2011 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Warrants	Price $	Life (in years)	(000)$
Outstanding, December 31, 2010	134,931,242	0.12	3.54
Granted	20,575,780	0.20
Exercised	(132,870,434)	0.08
Forfeited/Canceled	(879,167)	1.61
Outstanding, December 31, 2011	21,757,421	0.18	2.88	-

Exercisable, December 31, 2011	21,757,421	0.18	2.88	-

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about warrants outstanding and exercisable at December 31, 2011:

Warrants Outstanding and Exercisable
		Weighted	Weighted
		Average	Average
Exercise	Number	Remaining	Exercise
Price $	of Shares	Life (Years)	Price $
.10 - .11	15,916,785	2.59	0.10
.20 - .30	1,630,000	4.00	0.25
.38-.39	1,330,636	5.57	0.39
.40-.45	2,065,000	2.06	0.42
0.70	815,000	4.00	0.70
	21,757,421

During the year ended December 31, 2011, the Company issued 3,413,016 warrants to consultants. The warrants were 3 and 5 year warrants with an exercise price ranging from $0.10 to $0.70. The fair value of the warrants at the date of issuance was approximately $660,000 which was recorded as consulting expense in the accompanying consolidated financial statements. The Company used the Black-Scholes option pricing model to value the warrants using the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 165-170%, (3) risk-free interest rate of 0.81- 2.01%, and (4) expected life of 3-5 years.

During the year ended December 31, 2011, the Company extended the expiration date of 2,403,445 warrants that had expired on December 31, 2010. The fair value of the warrants at the extension date was approximately $470,000 which was recorded as financing costs in the accompanying consolidated statement of operations. The Company used the Black-Scholes option pricing model to value the warrants using the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 170%, (3) risk-free interest rate of 1.02%, and (4) expected life of 4 years.

During the year ended December 31, 2011, the Company issued to Socius 14,759,319 warrants which were exercised immediately through Socius issuing the Company a note receivable as discussed in Note 9.

During the year ended December 31, 2011, there were 34,225,302 warrants exercised for $3,377,715 in cash and 83,885,817 warrants exercised using the cashless exercise provision or legal settlements with the company.